VESSELS UNDER FINANCE LEASE, NET	12 Months Ended
Dec. 31, 2019
Vessels Under Finance Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	VESSELS UNDER FINANCE LEASE, NET
As of December 31, 2019, we held eight vessels under finance lease (December 31, 2018: one vessel). The lease for Golden Eclipse had an initial term of 10 years. In addition and with reference to Note 10 Operating Leases, seven of the eight Capesize charters with SFL were amended in December 2019 and resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. The amendments included a funding of $2.5 million per vessel to be received in January 2020 which will finance the scrubber investments paid by us on these vessels. In addition, the daily time charter rate for these vessels will increase by $1,535 from January 1, 2020 to June 30, 2025. The profit share mechanism will not be adjusted with the increased rate.

Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2017	2,061
Depreciation	(896)
Balance at December 31, 2018	1,165
Impact of modification of operating leases	193,717
Depreciation	(895)
Balance at December 31, 2019	193,987

Our lease obligations for our finance leases were as follows:

(in thousands of $)	SFL Leases	Golden Eclipse Lease	Total
Balance at January 1, 2019	—	7,435	7,435
Repayments	—	(5,650)	(5,650)
Impact of modification of operating leases	166,923	—	166,923
December 31, 2019	166,923	1,785	168,708
Current portion	15,717	1,785	17,502
Non-current portion	151,206	—	151,206

The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 8.6 years as of December 31, 2019.

The outstanding obligations under finance leases at December 31, 2019 are payable as follows:

(in thousands of $)
2020	27,496
2021	32,236
2022	29,057
2023	24,481
2024	24,550
Thereafter	76,091
Minimum lease payments	213,911
Less: imputed interest	(45,203)
Present value of obligations under finance leases	168,708

As of December 31, 2019, we had the following purchase options:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Eight SFL Capesize leases, en-bloc purchase option	2025	112,000
Golden Eclipse	April 2020	33,550